Derivatives Instruments (Realized and Unrealized Gains (Losses) on Other Derivatives) (Details) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($) shares
Derivative Instruments, Gain (Loss) [Line Items]
Equity derivative hedges, return of shares | shares			2.9
FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains (loss)	$ (56)	$ 17
Combined notional amount			$ 520
FX forwards | OM&G
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	0	0
Realized gains (loss)	0	0
FX forwards | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	(44)	28
Realized gains (loss)	(12)	(11)
Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains (loss)	14	(9)
Equity derivatives | OM&G
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	(2)	4
Realized gains (loss)	16	(13)
Equity derivatives | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	0	0
Realized gains (loss)	$ 0	$ 0